Loans And Leases (Financing Receivables Credit Quality Indicators) (Details) - USD ($) $ in Thousands		Dec. 31, 2016	Dec. 31, 2015
Financing Receivable, Recorded Investment [Line Items]
Loans		$ 353,050	$ 303,684
Not Rated [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans		117,766	119,206
Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans		225,940	171,512
Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans		3,621	7,351
Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans		5,723	5,615
Doubtful [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans		0	0
Commercial [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	[1]	71,334	43,744
Commercial [Member] | Not Rated [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans		47	83
Commercial [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans		70,444	41,473
Commercial [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans		286	1,892
Commercial [Member] | Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans		557	296
Single-Family Mortgage Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans		92,544	81,985
Single-Family Mortgage Loans [Member] | Not Rated [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans		92,130	81,318
Single-Family Mortgage Loans [Member] | Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans		414	667
Multi-Family Mortgage Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans		34,291	28,950
Multi-Family Mortgage Loans [Member] | Not Rated [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans			2,777
Multi-Family Mortgage Loans [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans		33,615	25,466
Multi-Family Mortgage Loans [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans		505	528
Multi-Family Mortgage Loans [Member] | Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans		171	179
Commercial Real Estate [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans		105,313	96,488
Real Estate, Commercial, Non-Owner Occupied [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans		60,936	58,019
Real Estate, Commercial, Non-Owner Occupied [Member] | Not Rated [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans		115	125
Real Estate, Commercial, Non-Owner Occupied [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans		58,183	54,674
Real Estate, Commercial, Non-Owner Occupied [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans		1,782	1,852
Real Estate, Commercial, Non-Owner Occupied [Member] | Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans		856	1,368
Real Estate, Commercial, Owner Occupied [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans		35,760	30,169
Real Estate, Commercial, Owner Occupied [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans		33,493	26,923
Real Estate, Commercial, Owner Occupied [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans		1,048	3,079
Real Estate, Commercial, Owner Occupied [Member] | Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans		1,219	167
Real Estate, Commercial, Land [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans		8,617	8,300
Real Estate, Commercial, Land [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans		6,380	5,720
Real Estate, Commercial, Land [Member] | Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans		2,237	2,580
Construction Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans		25,822	24,662
Construction Loans [Member] | Not Rated [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans		1,997	11,252
Construction Loans [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans		23,825	13,410
Home Equity Lines of Credit [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans		23,109	21,837
Home Equity Line of Credit, Originated Portfolio [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans		22,455	20,789
Home Equity Line of Credit, Originated Portfolio [Member] | Not Rated [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans		22,328	20,677
Home Equity Line of Credit, Originated Portfolio [Member] | Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans		127	112
Home Equity Line of Credit, Purchased Portfolio [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans		654	1,048
Home Equity Line of Credit, Purchased Portfolio [Member] | Not Rated [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans		512	802
Home Equity Line of Credit, Purchased Portfolio [Member] | Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans		142	246
Other Financing Receivable [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans		637	6,018
Other Financing Receivable [Member] | Not Rated [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans		$ 637	2,172
Other Financing Receivable [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans			$ 3,846

[1]	Includes $2,874 of commercial leases.